Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 0	$ 0	$ 0
Capitalization costs, research and development	$ 60,500,000
Period of measurement for change in ownership (in years)	3 years
Unrecognized tax benefits	$ 0	0
Interest and penalties accrued	$ 0	0
UNITED STATES
Operating Loss Carryforwards [Line Items]
Amortized R&D capitalization cost, period	5 years
Non-US
Operating Loss Carryforwards [Line Items]
Amortized R&D capitalization cost, period	15 years
Minimum
Operating Loss Carryforwards [Line Items]
Percentage increase in the ownership	50.00%
Federal
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 93,815,000	92,735,000
State
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	155,946,000	155,989,000
Research and Development | Federal
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards	13,382,000	9,747,000
Research and Development | State
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards	$ 3,819,000	$ 3,067,000